Cover	Oct. 16, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity Registrant Name	Carlyle Secured Lending, Inc.
Entity Central Index Key	0001544206
Entity Incorporation, State or Country Code	MD
Entity File Number	814-00995
Entity Tax Identification Number	80-0789789
Entity Address, Address Line One	One Vanderbilt Avenue, Suite 3400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	813-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CGBD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false